Inventories (Narrative) (Details) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Long Term Inventory [Line Items]
Customer support, term			7 years	10 years
Inventory in excess of requirements (comprised of spare parts), amount	$ 7,090	$ 1,954
Obsolescence provision	$ 1,420